GENERAL - Acquisition (Details) $ in Millions, Rp in Billions						10 Months Ended	12 Months Ended
	Feb. 19, 2019 IDR (Rp)	Feb. 18, 2019 IDR (Rp) shares	Dec. 28, 2018 IDR (Rp) shares	Apr. 09, 2018 IDR (Rp) shares	Apr. 02, 2018 IDR (Rp) shares	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2019 IDR (Rp)	Dec. 20, 2019 IDR (Rp) item	Oct. 14, 2019 tenant lease item	Apr. 25, 2018	Apr. 18, 2018 MYR (RM)	Apr. 18, 2018 IDR (Rp)	Dec. 14, 2017 MYR (RM) item	Dec. 14, 2017 IDR (Rp) item	Jul. 02, 2013	Nov. 13, 1995 shares
Direct/ Indirect subsidiaries
Number of shares outstanding | shares																				8,400,000,000
Revenue							$ 9,765	Rp 135,557	Rp 130,788	Rp 128,256
Profit before income tax							2,759	38,299	36,077	42,628
Issued capital							357		4,953		Rp 4,953
Fair values of identifiable assets and liabilities acquired at acquisition date:
Other comprehensive income (loss)							$ (157)	Rp (2,189)	Rp 4,954	(2,332)
Metra
Direct/ Indirect subsidiaries
Proportion of ownership interest in subsidiary							100.00%	100.00%	100.00%
TII
Direct/ Indirect subsidiaries
Proportion of ownership interest in subsidiary							100.00%	100.00%	100.00%
MetraNet
Direct/ Indirect subsidiaries
Proportion of ownership interest in subsidiary							100.00%	100.00%	100.00%
GSD
Direct/ Indirect subsidiaries
Proportion of ownership interest in subsidiary							100.00%	100.00%	100.00%
TLT
Direct/ Indirect subsidiaries
Proportion of ownership interest in subsidiary							55.00%	55.00%	55.00%
GYS
Direct/ Indirect subsidiaries
Proportion of ownership interest in subsidiary							51.00%	51.00%	51.00%
Sigma
Direct/ Indirect subsidiaries
Proportion of ownership interest in subsidiary							100.00%	100.00%	100.00%
Metra Plasa
Direct/ Indirect subsidiaries
Proportion of ownership interest in subsidiary							60.00%	60.00%	60.00%
PST
Direct/ Indirect subsidiaries
Proportion of ownership interest in subsidiary	100.00%						95.00%	95.00%
Telkomsel
Direct/ Indirect subsidiaries
Number of shares acquired | shares		549,989
Number of shares outstanding | shares		550,000
Proportion of ownership interest in subsidiary							65.00%	65.00%	65.00%
Revenue								Rp 91,093	Rp 89,258	93,217
Profit before income tax								34,077	33,974	40,399
Fair values of identifiable assets and liabilities acquired at acquisition date:
Fair value consideration transferred		Rp 550
Other comprehensive income (loss)								Rp (415)	Rp 356	Rp (392)
Swadharma Sarana | Metra
Direct/ Indirect subsidiaries
Number of shares issued | shares				11,837
Number of shares acquired | shares					14,600
Percentage of ownership interest acquired				51.00%	36.50%
Acquisition cost				Rp 178	Rp 220
Net book value				196
Cash consideration				210
Swadharma Sarana | SSI
Direct/ Indirect subsidiaries
Acquisition cost				Rp 397
CIP PT Collega Inti Pratama [Member] | Sigma
Direct/ Indirect subsidiaries
Number of shares acquired | shares			2,604
Percentage of ownership interest acquired			70.00%
Acquisition cost			Rp 217
Net book value			165
Cash consideration			Rp 188
TSGN | TII
Direct/ Indirect subsidiaries
Percentage of ownership interest acquired														21.00%			49.00%	49.00%
Number of key managements placed and replaced | item																	3	3
Number of total key managements controls business | item																	5	5
Fair value of identifiable net assets acquired																		Rp 309
Fair values of identifiable assets and liabilities acquired at acquisition date:
Cash and cash equivalents																		21
Trade receivables																		18
Other current assets																		57
Property and equipment																		770
Other non-current assets																		20
Current liabilities																		(422)
Non-current liabilities																		(155)
Fair value of identifiable net assets acquired																		309
Fair value of non controlling interest																		(157)
Provisional goodwill																		68
Fair value consideration transferred																	RM 66,150,000	Rp 220
PST
Direct/ Indirect subsidiaries
Percentage of ownership interest acquired	95.00%
Remaining percentage of voting equity interest to be acquired	5.00%
Period for acquisition of remaining voting interest	24 months
Liabilities to previous shareholders	Rp 80
Acquisition cost	Rp 1,113
Revenue						Rp 200
Profit before tax						Rp 41
PT Indosat Tbk (“Indosat”)
Direct/ Indirect subsidiaries
Consideration for asset acquired												Rp 4,443
Telin Malaysia
Direct/ Indirect subsidiaries
Percentage of ownership interest acquired															21.00%	21.00%
Acquisition cost															RM 8,764,789	Rp 31
Goodwill																61
Cash consideration																Rp 16
Telin Malaysia | TII
Direct/ Indirect subsidiaries
Percentage of ownership interest acquired																			49.00%
Sales Purchase Agreement | PT Indosat Tbk (“Indosat”)
Direct/ Indirect subsidiaries
Number of towers acquired | item													2,100
Number of tenant | tenant													3,982
Land leases transfer | lease													1,731
Sales Purchase Agreement | PT Indosat Tbk (“Indosat”) | PT Indosat Tbk (“Indosat”)
Direct/ Indirect subsidiaries
Land leases transfer | lease													369
Master Tower Lease Agreement | PT Indosat Tbk (“Indosat”)
Direct/ Indirect subsidiaries
Number of towers leased back | item												2,100
PT Upperco | CIP PT Collega Inti Pratama [Member] | Sigma
Direct/ Indirect subsidiaries
Number of shares acquired | shares			2,493
Percentage of ownership interest acquired			67.00%
Acquisition cost			Rp 208
PT Abdi | CIP PT Collega Inti Pratama [Member] | Sigma
Direct/ Indirect subsidiaries
Number of shares acquired | shares			111
Percentage of ownership interest acquired			3.00%
Acquisition cost			Rp 9